Inventory	9 Months Ended
Sep. 30, 2012
Inventory [Abstract]
Inventory

6. Inventory

Inventory consists primarily of raw materials, which are recorded at the lower of cost or market using the average-cost method, which approximates first-in, first-out (FIFO) cost. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and provides allowances to reduce such items identified to their recoverable amounts.

The Company’s inventory consists of the following:

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Raw materials	$1,509	$3,463	$4,080
Work in process	154	418	347

Total inventory	1,663	3,881	4,427
Allowance for obsolescence	(57)	(84)	(84)

Inventory, net of allowance	$1,606	$3,797	$4,343